SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Summary of Revenue by Segment
Revenue related to the Company’s reporting segments for the three-month and six-month
periods ended June 30, 2023, and June 30, 2022, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Portfolio servicing	$354,366	$419,422	$590,057	$990,328
Active management	11,024,399	7,979,479	20,994,917	17,285,971

Total revenue	$11,378,765	$8,398,901	$21,584,974	$18,276,299

Summary of Segment Information
Information related to the Company’s reporting segments for the three-month and six-month
periods ended June 30, 2023 and June 30, 2022 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Portfolio servicing	$(76,705)	$280,303	$(166,128)	$668,752
Active management	10,482,070	7,452,479	20,288,152	15,521,472

Total gross profit	10,405,365	7,732,782	20,122,024	16,190,224

Sales and marketing	(683,841)	(1,019,498)	(1,412,845)	(1,649,498)
General, administrative and other	(577,539)	(5,499)	(1,274,431)	(646,705)
Depreciation	(1,098)	(1,098)	(2,141)	(2,141)
Other (expense) income	121,601	(127,455)	(21,651)	(242,247)
Interest expense	(584,075)	—	(934,001)	—
Loss on change in fair value of debt	(1,445,229)	(333,879)	(2,398,662)	(375,513)
Unrealized gain (loss) on investments	672,936	(1,039,022)	798,156	(1,054,975)
Provision for income taxes	(1,184,571)	(120,132)	(528,104)	(296,806)
Less: Net loss attributable to non-controlling interests	26,596	(406,641)	487,303	(406,641)

Net income attributable to Abacus Life, Inc.	$6,750,145	$4,679,558	$14,835,648	$11,515,698